Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of number of shares outstanding [abstract]
Number of shares, beginning balance	71,500,004	71,500,004	71,500,004
Changes in shares	0	0	0
Number of shares, ending balance	71,500,004	71,500,004	71,500,004
Dividends paid	$ 0	$ 0	$ 0
Dividends declared	$ 0	$ 0	$ 0